Revenues (Tables)	6 Months Ended
Oct. 31, 2023
Revenues [Abstract]
Schedule of Revenues Disaggregated by Service Lines	The following table presents the Company’s revenues disaggregated by service lines for the six months ended October 31, 2022 and 2023:
	For the six months ended October 31, 2022	For the six months ended October 31, 2023
	JPY	JPY	USD
	(Unaudited)	(Unaudited)	(Unaudited)
OPERATING REVENUES
Software and system development services	11,358,517	4,812,000	31,771
Consulting and solution services	20,847,940	1,267,620	8,369
Sale of NFTs	—	48,864,935	322,626
TOTAL OPERATING REVENUES	32,206,457	54,944,555	362,766